Inventory, net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory, net

8. Inventory, net
Inventory, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Finished goods	$3,264	$2,756
Raw materials	64	—
Work in process	50	—
Less: Inventory reserve	(16)	(20)

Inventory, net	$3,362	$2,736